Offerings	Jan. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	55,276
Proposed Maximum Offering Price per Unit	11.00
Maximum Aggregate Offering Price	$ 608,036.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 83.97
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Monroe Federal Bancorp, Inc. 2025 Equity Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Monroe Federal Bancorp, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a), this represents 55,276 shares of common stock of the Company issuable pursuant to the Equity Plan. The proposed maximum offering price per share of $11.00 is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, and is based on the average of the high and low prices of the Company's common stock as reported on the OTCQB Market on January 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	13,160
Proposed Maximum Offering Price per Unit	10.75
Maximum Aggregate Offering Price	$ 141,470.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.54
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan, as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a), this represents the number of shares of common stock currently reserved for issuance for options that were granted on December 18, 2025, but have not been exercised by the recipient pursuant to the Equity Plan. The option exercise price of $10.75 represents the option exercise price on the date of grant in accordance with Rule 457(h)(1).